Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001589149
Registrant Name	Greenwave Technology Solutions, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES